Feb. 28, 2025
EuroPac International Value Fund
SUMMARY SECTION – EuroPac International Value Fund
Investment Objective
The investment objective of the EuroPac International Value Fund (the “Fund”) is to seek income and long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 61 of this Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EuroPac International Value Fund - USD ($)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - EuroPac International Value Fund		Class A	Class I
Management fees		1.08%	1.08%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses		0.38%	0.38%
Shareholder service fees		0.08%	0.08%
All other expenses		0.30%	0.30%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses	[1]	1.73%	1.48%
[1]	The total annual fund operating expenses does not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EuroPac International Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	618	970	1,346	2,399
Class I	151	468	808	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe or the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is part of Europe or the Pacific Rim or has its principal office in a country that is part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in non-U.S. companies. The advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States. The Fund may invest in companies in developed and emerging markets. The Fund may also invest in securities of companies engaged in the gold industry. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors.

The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund’s advisor to be value oriented and dividend paying companies. The Fund’s advisor uses a value investing style focusing on the companies it believes are undervalued. Subject to the Fund’s fundamental policy prohibiting the concentration of 25% or more of the Fund’s total assets in investments in any one industry or group of related industries, the Fund’s advisor may focus the Fund’s investments in one or more sectors. The Fund’s investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices, and exchange-traded funds (“ETFs”). The Fund may also invest in American and Global Depositary Receipts (“ADRs” and “GDRs”), including unsponsored ADRs.

The Fund seeks to identify countries and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination, a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund’s advisor will use a bottom-up approach to select individual companies. The advisor considers a number of qualitative and quantitative factors when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities compared to the peer group, and business specific risk. The Fund’s advisor also seeks to identify companies with minimal revenue exposure to the U.S. markets.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of the Bloomberg World ex US Large & Mid Cap Net Return Index, a broad-based securities market index, which has been included for comparison to satisfy an amended regulatory requirement. The Fund also compares its performance with the returns of the MSCI All Country World Ex USA Value Index and the MSCI World Ex USA Value Index, which the Fund’s investment advisor believes are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)

Class A Shares
Highest Calendar Quarter Return at NAV	32.46%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(22.00)%	Quarter Ended 09/30/2015

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - EuroPac International Value Fund	Label	1 Year		5 Years		10 Years
Class A	Class A Shares – Return Before Taxes	0.35%		7.01%		3.43%
Class I	Class I Shares – Return Before Taxes	5.33%		8.31%		4.19%
Return After Taxes on Distributions | Class A	Class A Shares – Return After Taxes on Distributions	0.08%	[1]	6.79%	[1]	3.27%	[1]
Return After Taxes on Distributions and Sale of Fund Shares | Class A	Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares	0.68%	[1]	5.67%	[1]	2.84%	[1]
MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)	MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)	6.04%		4.50%		4.07%
MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)	MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)	6.65%		5.50%		4.54%
Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)	Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)	5.91%		4.19%		4.95%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.